OTHER LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Defined benefit pension obligation	$ 16	$ 20
Accrued employee benefits	6	6
Reforestation obligation	2	2
Unrealized monetary hedge loss	1	0
Other	2	1
Other liabilities	$ 27	$ 29